Segment Results and Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Statement of operations - continuing operations
Revenue		$ 2,545.4		$ 2,868.8		$ 2,906.3
Operating costs (excluding amortization and depreciation)	[2]	(1,431.4)	[1]	(1,684.9)	[1]	(1,678.7)	[3]
Gold inventory change	[2],[4]	(24.9)	[1]	7.2	[1]	11.8	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	1,089.2	[5]	1,191.1	[5]	1,239.4	[6]
Amortization and depreciation	[2]	(609.9)		(656.7)		(610.9)
Adjusted operating profit/(loss)	[2]	479.3	[7]	534.4	[7]	628.5	[8]
Exploration expenditure		(53.5)		(47.2)		(65.9)
Feasibility and evaluation						(47.7)
Finance expense		(82.9)		(99.2)		(69.5)
Investment income		6.3		4.2		8.5
Asset impairments and write-offs		(111.6)		(12.5)		(799.2)
(Loss)/profit on disposal of property, plant and equipment		(0.1)		(1.3)		1.6
Other items as detailed in statement of operations		(41.7)		(144.0)		(162.6)
Royalty		(76.0)		(86.1)		(90.5)
Current taxation		(142.9)		(134.2)		(161.3)
Deferred taxation		(104.2)		16.1		181.4
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9]	(127.4)		30.2		(576.7)
Balance sheet
Total assets (excluding deferred tax assets)		5,823.6		6,795.3		7,244.3
Total liabilities (excluding deferred tax liabilities)		2,622.4		2,807.4		2,851.5
Deferred tax liabilities/(assets)		433.2		324.6		347.5
Capital expenditure		634.1		608.9		739.2
Operating Segments [Member] | South Africa | South Deep Gold Mine
Statement of operations - continuing operations
Revenue		232.3		254.8		425.7
Operating costs (excluding amortization and depreciation)	[2]	(236.6)	[1]	(245.5)	[1]	(321.8)	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	(4.3)	[5]	9.3	[5]	103.9	[6]
Amortization and depreciation	[2]	(67.9)		(74.5)		(98.9)
Adjusted operating profit/(loss)	[2]	(72.2)	[7]	(65.2)	[7]	5.0	[8]
Finance expense		(4.1)		(19.6)		(8.8)
Investment income		0.9		0.9		0.6
Asset impairments and write-offs				(8.4)
(Loss)/profit on disposal of property, plant and equipment				(0.3)		0.2
Other items as detailed in statement of operations		(0.6)		(22.6)		(23.1)
Royalty		(1.2)		(1.3)		(2.1)
Deferred taxation	[10]	22.1		33.6		6.6
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9]	(55.2)		(83.0)		(21.6)
Balance sheet
Total assets (excluding deferred tax assets)		976.8		1,267.3		1,433.9
Total liabilities (excluding deferred tax liabilities)		1,078.4		1,316.3		1,369.4
Deferred tax liabilities/(assets)		(36.0)		(22.7)		9.8
Capital expenditure		66.9		91.9		$ 202.4
Operating Segments [Member] | South Africa | KDC
Balance sheet
Total assets (excluding deferred tax assets)	[11]
Total liabilities (excluding deferred tax liabilities)	[11]
Deferred tax liabilities/(assets)	[11]
Capital expenditure						$ 37.5
Operating Segments [Member] | South Africa | Beatrix
Balance sheet
Total assets (excluding deferred tax assets)	[11]
Total liabilities (excluding deferred tax liabilities)	[11]
Deferred tax liabilities/(assets)	[11]
Capital expenditure						$ 10.3
Operating Segments [Member] | Ghana
Statement of operations - continuing operations
Revenue		875.5		931.3		1,109.6
Operating costs (excluding amortization and depreciation)	[2]	(518.5)	[1]	(551.5)	[1]	(644.8)	[3]
Gold inventory change	[2],[4]	5.2	[1]	0.2	[1]	(19.6)	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	362.2	[5]	380.1	[5]	445.1	[6]
Amortization and depreciation	[2]	(188.7)		(162.5)		(168.3)
Adjusted operating profit/(loss)	[2]	173.5	[7]	217.6	[7]	276.9	[8]
Finance expense		(6.3)		(11.3)		(5.9)
Investment income		1.4		1.8		0.4
Asset impairments and write-offs		(43.8)				(393.4)
(Loss)/profit on disposal of property, plant and equipment		3.2		(0.1)		0.1
Other items as detailed in statement of operations		(15.1)		(27.4)		(14.0)
Royalty		(43.8)		(46.5)		(55.5)
Current taxation		(35.4)		(31.1)		(40.6)
Deferred taxation		(35.7)		(16.0)		97.3
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9]	(1.8)		87.1		(134.6)
Balance sheet
Total assets (excluding deferred tax assets)		1,685.7		1,776.9		1,726.1
Total liabilities (excluding deferred tax liabilities)		294.1		305.9		260.0
Deferred tax liabilities/(assets)		305.0		269.4		253.4
Capital expenditure		221.1		190.1		257.1
Operating Segments [Member] | Ghana | Tarkwa Mine
Statement of operations - continuing operations
Revenue		680.7		706.7		893.1
Operating costs (excluding amortization and depreciation)	[2]	(334.2)	[1]	(373.9)	[1]	(473.7)	[3]
Gold inventory change	[2],[4]	7.3	[1]	2.3	[1]	(30.8)	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	353.8	[5]	335.1	[5]	388.7	[6]
Amortization and depreciation	[2]	(162.3)		(141.6)		(137.6)
Adjusted operating profit/(loss)	[2]	191.5	[7]	193.5	[7]	251.1	[8]
Finance expense		(3.4)		(7.8)		(1.2)
Investment income		1.3		1.7		0.4
Asset impairments and write-offs						(204.5)
(Loss)/profit on disposal of property, plant and equipment		3.2		(0.1)		0.1
Other items as detailed in statement of operations		(11.8)		(23.1)		(11.8)
Royalty		(34.0)		(35.3)		(44.7)
Current taxation		(34.6)		(31.1)		(39.7)
Deferred taxation		(24.7)		(14.2)		33.9
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9]	87.5		83.7		(16.2)
Balance sheet
Total assets (excluding deferred tax assets)		1,546.7		1,561.5		1,528.3
Total liabilities (excluding deferred tax liabilities)		195.6		209.0		174.8
Deferred tax liabilities/(assets)		305.0		280.4		266.2
Capital expenditure		204.2		174.1		207.0
Operating Segments [Member] | Ghana | Damang
Statement of operations - continuing operations
Revenue		194.8		224.6		216.4
Operating costs (excluding amortization and depreciation)	[2]	(184.3)	[1]	(177.6)	[1]	(171.1)	[3]
Gold inventory change	[2],[4]	(2.1)	[1]	(2.1)	[1]	11.1	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	8.5	[5]	45.0	[5]	56.4	[6]
Amortization and depreciation	[2]	(26.4)		(20.9)		(30.6)
Adjusted operating profit/(loss)	[2]	(18.0)	[7]	24.1	[7]	25.8	[8]
Finance expense		(2.9)		(3.5)		(4.7)
Investment income		0.1		0.1
Asset impairments and write-offs		(43.8)				(188.9)
Other items as detailed in statement of operations		(3.3)		(4.3)		(2.2)
Royalty		(9.7)		(11.2)		(10.8)
Current taxation		(0.7)				(0.9)
Deferred taxation		(11.0)		(1.8)		63.4
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9]	(89.3)		3.4		(118.3)
Balance sheet
Total assets (excluding deferred tax assets)		139.0		215.4		197.8
Total liabilities (excluding deferred tax liabilities)		98.5		96.9		85.2
Deferred tax liabilities/(assets)				(11.0)		(12.8)
Capital expenditure		16.9		16.0		50.1
Operating Segments [Member] | Australia
Statement of operations - continuing operations
Revenue		1,145.4		1,307.3		980.1
Operating costs (excluding amortization and depreciation)	[2]	(533.2)	[1]	(729.8)	[1]	(550.8)	[3]
Gold inventory change	[2],[4]	(29.0)	[1]	8.4	[1]	12.7	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	583.2	[5]	586.0	[5]	442.0	[6]
Amortization and depreciation	[2]	(251.8)		(338.1)		(290.0)
Adjusted operating profit/(loss)	[2]	331.4	[7]	248.0	[7]	152.1	[8]
Exploration expenditure		(30.8)		(15.2)		(6.5)
Finance expense		(5.6)		(8.3)		(1.4)
Investment income				0.5		7.6
Asset impairments and write-offs		(14.2)		(5.6)		(265.9)
(Loss)/profit on disposal of property, plant and equipment		1.4		1.9		1.3
Other items as detailed in statement of operations		(2.3)		(51.5)		(37.2)
Royalty		(28.0)		(32.6)		(24.1)
Current taxation		(66.7)		(74.9)		(49.7)
Deferred taxation		(9.5)		32.1		106.9
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9]	175.7		94.5		(116.8)
Balance sheet
Total assets (excluding deferred tax assets)		1,179.8		1,119.4		1,146.2
Total liabilities (excluding deferred tax liabilities)		286.8		322.4		337.5
Deferred tax liabilities/(assets)		87.6		87.9		128.2
Capital expenditure		279.9		274.4		193.9
Operating Segments [Member] | Australia | St Ives
Statement of operations - continuing operations
Revenue		431.8		458.8		569.0
Operating costs (excluding amortization and depreciation)	[2]	(195.0)	[1]	(292.3)	[1]	(345.5)	[3]
Gold inventory change	[2],[4]	(25.3)	[1]	9.9	[1]	8.8	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	211.5	[5]	176.4	[5]	232.3	[6]
Amortization and depreciation	[2]	(109.9)		(140.5)		(194.3)
Adjusted operating profit/(loss)	[2]	101.6	[7]	35.9	[7]	38.0	[8]
Exploration expenditure		(21.5)		(8.2)		(5.1)
Finance expense		(2.9)		(3.9)
Investment income				0.3		3.8
Asset impairments and write-offs				(1.3)		(265.5)
(Loss)/profit on disposal of property, plant and equipment		2.4		1.1		1.3
Other items as detailed in statement of operations		$ (1.9)		$ (21.6)		$ (2.7)
Royalty	[12]
Current taxation	[12]
Deferred taxation	[12]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9],[12]
Balance sheet
Total assets (excluding deferred tax assets)		$ 555.3		$ 559.1		$ 650.9
Total liabilities (excluding deferred tax liabilities)		$ 135.2		$ 145.4		$ 167.1
Deferred tax liabilities/(assets)	[13]
Capital expenditure		$ 114.5		$ 117.5		$ 132.3
Operating Segments [Member] | Australia | Agnew/Lawlers
Statement of operations - continuing operations
Revenue		273.9		342.5		302.8
Operating costs (excluding amortization and depreciation)	[2]	(142.6)	[1]	(173.0)	[1]	(135.0)	[3]
Gold inventory change	[2],[4]	1.1	[1]	0.3	[1]	(1.2)	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	132.5	[5]	169.8	[5]	166.7	[6]
Amortization and depreciation	[2]	(62.0)		(96.4)		(71.1)
Adjusted operating profit/(loss)	[2]	70.5	[7]	73.4	[7]	95.6	[8]
Exploration expenditure		(4.0)		(3.7)		(1.4)
Finance expense		(1.3)		(1.6)
Investment income				0.2		3.8
Asset impairments and write-offs				(4.3)		(0.4)
(Loss)/profit on disposal of property, plant and equipment		(1.0)
Other items as detailed in statement of operations		$ 2.1		$ (15.3)		$ (14.2)
Royalty	[12]
Current taxation	[12]
Deferred taxation	[12]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9],[12]
Balance sheet
Total assets (excluding deferred tax assets)		$ 393.7		$ 394.2		$ 400.7
Total liabilities (excluding deferred tax liabilities)		$ 66.9		$ 81.0		$ 70.4
Deferred tax liabilities/(assets)	[13]
Capital expenditure		$ 73.0		$ 83.4		$ 52.3
Operating Segments [Member] | Australia | Darlot
Statement of operations - continuing operations
Revenue		91.3		106.2		26.0
Operating costs (excluding amortization and depreciation)	[2]	(59.8)	[1]	(81.9)	[1]	(21.6)	[3]
Gold inventory change	[2],[4]	0.6	[1]	(1.7)	[1]	1.3	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	32.1	[5]	22.5	[5]	5.7	[6]
Amortization and depreciation	[2]	(25.8)		(16.6)		(3.6)
Adjusted operating profit/(loss)	[2]	6.3	[7]	5.9	[7]	2.1	[8]
Exploration expenditure		(1.7)		(1.8)
Finance expense		(0.3)		(1.0)		(0.2)
Asset impairments and write-offs		(14.2)
(Loss)/profit on disposal of property, plant and equipment				0.7
Other items as detailed in statement of operations		$ 0.1		$ (3.9)		$ (3.2)
Royalty	[12]
Current taxation	[12]
Deferred taxation	[12]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9],[12]
Balance sheet
Total assets (excluding deferred tax assets)		$ 9.1		$ 24.0		$ 25.0
Total liabilities (excluding deferred tax liabilities)		$ 23.2		$ 25.6		$ 26.7
Deferred tax liabilities/(assets)	[13]
Capital expenditure		$ 20.0		$ 14.7		$ 1.5
Operating Segments [Member] | Australia | Granny Smith
Statement of operations - continuing operations
Revenue		348.4		399.8		82.3
Operating costs (excluding amortization and depreciation)	[2]	(135.9)	[1]	(182.6)	[1]	(48.8)	[3]
Gold inventory change	[2],[4]	(5.4)	[1]			3.7	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	207.1	[5]	217.2	[5]	37.3	[6]
Amortization and depreciation	[2]	(54.1)		(84.6)		(21.0)
Adjusted operating profit/(loss)	[2]	153.0	[7]	132.6	[7]	16.3	[8]
Exploration expenditure		(3.6)		(1.5)
Finance expense		(1.1)		(1.8)		(1.2)
(Loss)/profit on disposal of property, plant and equipment				0.1
Other items as detailed in statement of operations		$ (2.6)		$ (10.6)		$ (17.1)
Royalty	[12]
Current taxation	[12]
Deferred taxation	[12]
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9],[12]
Balance sheet
Total assets (excluding deferred tax assets)		$ 221.7		$ 142.1		$ 69.6
Total liabilities (excluding deferred tax liabilities)		$ 61.5		$ 70.4		$ 73.2
Deferred tax liabilities/(assets)	[13]
Capital expenditure		$ 72.4		$ 58.9		$ 7.8
Operating Segments [Member] | Peru | Cerro Corona
Statement of operations - continuing operations
Revenue		292.2		375.5		390.9
Operating costs (excluding amortization and depreciation)	[2]	(143.8)	[1]	(158.2)	[1]	(161.3)	[3]
Gold inventory change	[2],[4]	(1.0)	[1]	(1.5)	[1]	18.8	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	147.4	[5]	215.8	[5]	248.4	[6]
Amortization and depreciation	[2]	(100.1)		(79.6)		(48.8)
Adjusted operating profit/(loss)	[2]	47.3	[7]	136.1	[7]	199.7	[8]
Exploration expenditure						(0.2)
Finance expense		(5.5)		(3.6)		(2.2)
Investment income						0.4
Asset impairments and write-offs		(6.7)				(11.0)
(Loss)/profit on disposal of property, plant and equipment		(4.7)		(2.6)
Other items as detailed in statement of operations		(11.9)		(10.7)		(11.5)
Royalty		(3.1)		(5.8)		(8.9)
Current taxation		(33.0)		(60.7)		(66.3)
Deferred taxation		(75.7)		13.8		(19.6)
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9]	(93.4)		66.5		80.5
Balance sheet
Total assets (excluding deferred tax assets)		880.5		1,041.9		1,054.1
Total liabilities (excluding deferred tax liabilities)		133.7		158.4		145.8
Deferred tax liabilities/(assets)		94.1		18.3		32.1
Capital expenditure		64.8		51.0		56.3
Corporate and Other [Member]
Statement of operations - continuing operations
Operating costs (excluding amortization and depreciation)	[1],[2],[14]	0.8
Adjusted operating profit/(loss) before amortization and depreciation	[2],[5],[14]	0.8
Amortization and depreciation	[2],[14]	(1.4)		(2.0)		(5.0)
Adjusted operating profit/(loss)	[2],[14]	(0.6)	[7]	(2.0)	[7]	(5.0)	[8]
Exploration expenditure	[14]	(22.7)		(32.0)		(59.1)
Feasibility and evaluation	[14]					(47.7)
Finance expense	[14]	(61.4)		(56.5)		(51.2)
Investment income	[14]	4.0		1.1		(0.6)
Asset impairments and write-offs	[14]	(46.9)		1.5		(128.9)
(Loss)/profit on disposal of property, plant and equipment	[14]			(0.2)
Other items as detailed in statement of operations	[14]	(11.8)		(31.9)		(76.8)
Current taxation	[14]	(7.8)		32.5		(4.8)
Deferred taxation	[14]	(5.4)		(47.4)		(9.9)
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9],[14]	(152.6)		(134.9)		(383.9)
Balance sheet
Total assets (excluding deferred tax assets)	[15]	1,100.8		1,589.8		1,884.0
Total liabilities (excluding deferred tax liabilities)	[15]	829.4		704.4		738.9
Deferred tax liabilities/(assets)	[15]	(17.5)		(28.3)		(76.2)
Capital expenditure	[15]	1.4		1.4		29.6
Reclassifications [Member]
Statement of operations - continuing operations
Operating costs (excluding amortization and depreciation)	[2]	(37.6)	[1]	(97.2)	[1]	(74.7)	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	(37.6)	[5]	(97.2)	[5]	(74.7)	[6]
Amortization and depreciation	[2]			(0.4)
Adjusted operating profit/(loss)	[2]	(37.6)	[7]	(97.6)	[7]	(74.7)	[8]
Exploration expenditure		(2.0)		(4.1)		(7.2)
Finance expense		11.7		18.4		2.4
Asset impairments and write-offs		37.9		(4.7)		1.5
Other items as detailed in statement of operations		(10.0)		88.0		78.0
Balance sheet
Total liabilities (excluding deferred tax liabilities)						(5.0)
Deferred tax liabilities/(assets)						5.0
Reconciling Items [Member]
Statement of operations - continuing operations
Operating costs (excluding amortization and depreciation)	[2]	(201.7)	[1]	(125.4)	[1]	(162.4)	[3]
Gold inventory change	[2],[4]	(8.6)	[1]	7.2	[1]	(1.2)	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	(210.3)	[5]	(118.1)	[5]	(163.6)	[6]
Amortization and depreciation	[2]	15.5		(20.2)		42.4
Adjusted operating profit/(loss)	[2]	(194.8)	[7]	(138.4)	[7]	(121.2)	[8]
Exploration expenditure		30.8		15.1		(4.8)
Feasibility and evaluation						(20.3)
Finance expense						(5.3)
Asset impairments and write-offs		(26.7)		3.2		582.4
(Loss)/profit on disposal of property, plant and equipment						8.6
Other items as detailed in statement of operations		(8.0)		79.9		(5.3)
Current taxation						(3.8)
Deferred taxation		92.2		(3.5)		(122.0)
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9]	(106.5)		(43.6)		308.4
Balance sheet
Total assets (excluding deferred tax assets)		(311.6)		(62.4)		(40.6)
Total liabilities (excluding deferred tax liabilities)		0.3		(11.1)		(14.3)
Deferred tax liabilities/(assets)		(180.9)		(79.2)		(73.6)
Capital expenditure		(199.6)		(128.4)		(195.5)
Continuing operations
Statement of operations - continuing operations
Revenue		2,545.4		2,868.8		2,906.3
Operating costs (excluding amortization and depreciation)	[2]	(1,670.6)	[1]	(1,907.4)	[1]	(1,915.8)	[3]
Gold inventory change	[2],[4]	(33.5)	[1]	14.4	[1]	10.6	[3]
Adjusted operating profit/(loss) before amortization and depreciation	[2]	841.2	[5]	975.7	[5]	1,001.1	[6]
Amortization and depreciation	[2]	(594.4)		(677.3)		(568.5)
Adjusted operating profit/(loss)	[2]	246.8	[7]	298.4	[7]	432.6	[8]
Exploration expenditure		(24.7)		(36.2)		(77.9)
Feasibility and evaluation						(68.0)
Finance expense		(71.2)		(80.8)		(72.4)
Investment income		6.3		4.2		8.5
Asset impairments and write-offs		(100.1)		(14.0)		(215.3)
(Loss)/profit on disposal of property, plant and equipment		(0.1)		(1.3)		10.2
Other items as detailed in statement of operations		(60.2)		23.9		(89.8)
Royalty		(76.0)		(86.1)		(90.5)
Current taxation		(143.0)		(134.2)		(165.1)
Deferred taxation		(12.0)		12.6		59.4
(Loss)/income before impairment of equity investees, share of equity investees' losses and discontinued operations	[9]	(234.1)		(13.4)		(268.2)
Balance sheet
Total assets (excluding deferred tax assets)		5,512.0		6,733.0		7,203.7
Total liabilities (excluding deferred tax liabilities)		2,622.7		2,796.3		2,832.2
Deferred tax liabilities/(assets)		252.3		245.4		273.7
Capital expenditure		$ 434.5		$ 480.5		$ 543.7

[1]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $27.3 million, Accretion expense on provision for environmental rehabilitation - $15.4 million and Employee termination costs - $42.2 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	This caption is based on captions used in the IFRS financial statements and does not reflect the US GAAP captions per the consolidated statement of operations.
[3]	Operating costs (excluding amortization and depreciation) for continuing operations for management reporting purposes includes: Corporate expenditure - $39.4 million, Accretion expense on provision for environmental rehabilitation - $10.4 million and Employee termination costs - $35.5 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Reflects the change in quantity and value of broken ore and ore on the heap leach pads during the fiscal year.
[5]	Adjusted operating profit before amortization and depreciation is stated before amortization and depreciation, exploration expenditure, asset impairments and write-offs, (profit)/loss on disposal of property,plant and equipment and royalty.
[6]	Adjusted operating profit before amortization and depreciation is stated before amortization and depreciation, exploration expenditure, feasibility and evaluation, asset impairments and write-offs, (profit)/loss on disposal of property, plant and equipment and royalty.
[7]	Adjusted operating profit/(loss) is stated before exploration expenditure, asset impairments and write-offs, (profit)/loss on disposal of property,plant and equipment and royalty.
[8]	Adjusted operating profit/(loss) is stated before exploration expenditure, feasibility and evaluation, asset impairments and write-offs, (profit)/loss on disposal of property, plant and equipment and royalty.
[9]	This caption is before share of equity investees losses, all of which would relate to the corporate and other segment.
[10]	Indicative as tax is provided in the holding companies of South Deep.
[11]	Sibanye Gold, which includes the KDC and Beatrix reporting segments, was spun off in February 2013 (refer note 9.1).
[12]	As all Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
[13]	As all Australian operations are entitled to transder and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
[14]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.
[15]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep and equity investees.